Stock-Based Compensation - Restricted Stock Units Vesting and Activity (Details) - $ / shares	9 Months Ended	53 Months Ended
	Sep. 30, 2016	May 24, 2016
Amended 2012 Equity Incentive Plan
Shares
Granted (in shares)		0
2016 Equity Incentive Plan | Restricted stock units
Equity Incentive Plans
Vesting period	4 years
Shares
Nonvested at beginning of period (in shares)	0
Granted (in shares)	62,904
Vested (in shares)	0
Forfeited (in shares)	0
Nonvested at end of period (in shares)	62,904
Weighted average grant date fair value
Nonvested at beginning of period (in dollars per share)	$ 0.00
Granted (in dollars per share)	25.38
Vested (in dollars per share)	0.00
Forfeited (in dollars per share)	0.00
Nonvested at end of period (in dollars per share)	$ 25.38